UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8979

The Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31/05

Date of reporting period:	9/30/05

Item 1. Schedule of Investments.

Victory Variable Insurance Funds

Diversified Stock Fund

Schedule of Portfolio Investments
September 30, 2005
(Unaudited)
(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (5.3%)
Greenwich Capital, 3.86%, 10/3/05	$1,959	$1,958
Total Commercial Paper (Cost $1,958)		1,958

Common Stocks (95.3%)
Aerospace/Defense (1.4%)
Honeywell International, Inc.	13,900	521
Airlines (1.0%)
JetBlue Airways Corp. (b)	20,600	363
Apparel / Footwear (1.7%)
Nike, Inc., Class B	7,767	634
Banks (2.0%)
Bank of America Corp.	17,300	728
Beverages (1.8%)
Coca-Cola Co.	15,300	661
Biotechnology (5.4%)
Amgen, Inc. (b)	17,200	1,370
Biogen, Inc. (b)	16,000	632
		2,002
Computers & Peripherals (8.3%)
Cisco Systems, Inc. (b)	53,300	956
EMC Corp. (b)	41,100	532
International Business Machines Corp.	20,400	1,637
		3,125
Cosmetics & Toiletries (4.7%)
Avon Products, Inc.	22,100	597
Procter & Gamble Co.	19,100	1,135
		1,732
Electronics (4.1%)
General Electric Co.	28,100	946
Koninklijke Philips Electronics N.V.	20,900	558
		1,504
Financial Services (1.7%)
Morgan Stanley	12,000	647
Food Processing & Packaging (1.4%)
Archer Daniels Midland Co.	21,000	518
Health Care (4.9%)
McKesson Corp.	20,200	958
Medtronic, Inc.	15,900	853
		1,811
Heavy Machinery (1.3%)
Deere & Co.	8,000	490
Hotels & Motels (1.6%)
Starwood Hotels & Resorts Worldwide, Inc.	10,100	577

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Insurance (6.3%)
American International Group, Inc.	17,124	1,061
Genworth Financial, Inc.	7,200	232
Marsh & McLennan Cos., Inc.	13,500	410
St. Paul Cos., Inc.	13,900	624
		2,327
Internet Service Provider (2.7%)
Yahoo, Inc. (b)	29,300	992
Manufacturing-Miscellaneous (0.4%)
3M Co.	2,100	154
Media (1.4%)
Viacom, Inc., Class B	15,900	525
Medical Supplies (1.7%)
Baxter International, Inc.	15,600	622
Mining (3.0%)
Newmont Mining Corp.	12,200	575
Rio Tinto PLC, ADR	3,200	526
		1,101
Oil & Gas Exploration, Production & Services (4.2%)
Canadian Natural Resources Ltd.	18,100	818
Transocean, Inc. (b)	12,137	744
		1,562
Oil-Integrated Companies (2.4%)
Amerada Hess Corp.	4,800	660
Chevron Corp.	3,480	225
		885
Oilfield Services & Equipment (4.0%)
Halliburton Co.	13,600	932
Schlumberger Ltd.	6,500	548
		1,480
Pharmaceuticals (5.3%)
Bristol-Myers Squibb Co.	20,800	500
Johnson & Johnson	5,100	323
Pfizer, Inc.	45,105	1,126
		1,949
Pipelines (0.4%)
El Paso Corp.	10,400	145
Radio & Television (1.2%)
Comcast Corp., Class A Special Shares (b)	15,078	443
Railroads (1.3%)
Union Pacific Corp.	6,597	473
Real Estate Investment Trusts (1.8%)
Equity Office Properties Trust	20,002	654
Retail - Apparel/Shoe (1.0%)
Limited Brands, Inc.	19,000	388
Retail-Specialty Stores (1.9%)
Tiffany & Co.	17,700	704
Semiconductors (3.7%)
Applied Materials, Inc.	47,200	801
Freescale Semiconductor, Inc., Class B (b)	24,700	582
		1,383

2

Software & Computer Services (6.9%)
Microsoft Corp.	63,700	1,639
Oracle Corp. (b)	76,600	949
		2,588
Telecommunications-Equipment (2.4%)
Motorola, Inc.	40,600	897
Utilities-Telecommunications (2.0%)
Sprint Group	31,500	749
Total Common Stocks (Cost $32,063)		35,334

Total Investments (Cost $34,021) (a) - 100.6%		37,292
Liabilities in excess of other assets - (0.6%)		(217)
NET ASSETS - 100.0%		$37,075

See notes to schedule of investments.

Notes to Schedules of Portfolio Investments

(a)          Represents cost for federal income tax purposes.

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	For Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	Depreciation
Diversified Stock Fund	$34,133	$4,223	$(1,064)	$3,159

(b)         Non-income producing securities.

ADR – American Depository Receipt

3

Notes to Schedule of Investments
September 30, 2005  (unaudited)

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedule of investments.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded.  If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price (“NOCP”), if applicable.  Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value.  Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.  Factors used in determining appropriate fair value methodologies include, but are not limited to, the type of security, evaluation of the forces that influence the market in which the security is purchased and sold, fundamental analytical data, and information as to any transactions or offers with respect to the security.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Variable Insurance Funds

By (Signature and Title)*	/s/ David L. Hughes
David L. Hughes, Treasurer

Date	11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Dennis
Kathleen A. Dennis, President

Date	11/29/05

By (Signature and Title)*	/s/ David L. Hughes
David L. Hughes, Treasurer

Date	11/29/05

* Print the name and title of each signing officer under his or her signature.

[All Section 302 certifications should be included in one EDGAR EX-99.CERT exhibit document.]